Form N-1A Cover	Jun. 30, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	INTERNATIONAL GROWTH AND INCOME FUND
Entity Central Index Key	0001439297
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Prospectus Date	Sep. 01, 2024